Fair Value Measurement on a Recurring Basis (Tables) - Cantor Equity Partners, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement on a Recurring Basis (Tables) [Line Items]
Schedule of Assets Measured at Fair Value on Recurring Basis and Fair Value Hierarchy of Inputs

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$105,301,074	$—	$—	$105,301,074
Forward sale securities asset	—	—	1,559,663	1,559,663
Total	$105,301,074	$—	$1,559,663	$106,860,737
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$101,976,363	$—	$—	$101,976,363
Total	$101,976,363	$—	$—	$101,976,363

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2024, and indicates the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$101,976,363	$—	$—	$101,976,363
Total	$101,976,363	$—	$—	$101,976,363

Schedule of Changes in the Fair Value of the Forward Sale Securities

The following table presents the changes in the fair value of the forward sale securities for the three and nine months ended September 30, 2025:

Forward Sale Securities
Fair value at inception	$—
Change in valuation inputs or other assumptions(1)	—
Fair value as of June 30, 2025	$—
Change in valuation inputs or other assumptions(1)	1,559,663
Fair value as of September 30, 2025	$1,559,663

(1)	Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the unaudited condensed consolidated statements of operations.